Principal accounting policies - Revenue recognition and cost of revenues - Disaggregation by pricing models (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal accounting policies
Net revenues	$ 133,217	$ 169,080	$ 307,702
Recognized over time
Principal accounting policies
Net revenues	52,439	73,665	88,013
Recognized over time | Sales agent
Principal accounting policies
Net revenues	1,818	2,549	4,195
Recognized over time | Cost-plus
Principal accounting policies
Net revenues	4,761	8,909	26,062
Recognized over time | SaaS Products and Services
Principal accounting policies
Net revenues	45,860	62,207	57,756
Recognized at point in time
Principal accounting policies
Net revenues	80,778	95,415	219,689
Recognized at point in time | SaaS Products and Services
Principal accounting policies
Net revenues	876	917	7,336
Recognized at point in time | Specified actions
Principal accounting policies
Net revenues	$ 79,902	$ 94,498	$ 212,353